Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Schedule of other assets
	December 31,
(in thousands)	2020	2019
Restricted cash	$89	$76
Long-term prepaid expenses	8	5
Right-of-Use assets, net	659	410
	$756	$491